Capital commitments	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Capital commitments	Capital commitments
Authorized future capital expenditure for property, plant and equipment (excluding right-of-use assets) by group companies for which contracts had been signed at 31 December 2025 amounted to $14,639 million (2024 $13,642 million, 2023 $10,354 million). bp has contracted capital commitments amounting to $2,238 million (2024 $3,392 million, 2023 $1,580 million) in relation to joint ventures and $89 million (2024 $59 million,
2023 $105 million) in relation to associates.